Other payables and accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Governmental authorities	$ 13,717	$ 7,602
Accrued expenses	5,957	4,694
Contingent consideration related to business combinations	7,079	0
Other	1,446	691
Total other payables and accrued expenses	$ 28,199	$ 12,987